Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Balance, at January 1,	$ 486,046	[1]
Adjustment in respect of previous acquisitions	994	[2]	3,000
Net translation differences	(725)	[3]
Balance, at December 31,	499,326		486,046	[1]
Elite [Member]
Goodwill acquired during the year	5,384
C4 Security [Member]
Goodwill acquired during the year	$ 7,627

[1]	Including an adjustment of approximately $3000 related to a 2010 acquisition.
[2]	In 2011, the Company adjusted provisions related to an acquisition made during 2010.
[3]	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.